GOODWILL AND OTHER INTANGIBLES	6 Months Ended
Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLES	GOODWILL AND OTHER INTANGIBLES
Changes in the carrying amount of goodwill for the six months ended June 30, 2019 are as follows:

	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at Balance at January 1, 2019	$1,646	$587	$62	$5	$153	$2,453
Foreign currency translation and other	4	1	—	—	1	6
Balance at Balance at June 30, 2019	$1,650	$588	$62	$5	$154	$2,459

As of June 30, 2019 and December 31, 2018, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		June 30, 2019			December 31, 2018
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$320	$215	$105	$320	$207	$113
Patents, concessions and licenses and other	5-25	1,906	1,514	392	1,879	1,477	402
		2,226	1,729	497	2,199	1,684	515
Other intangible assets not subject to amortization:
Trademarks		273	—	273	273	—	273
Total Other intangible assets		$2,499	$1,729	$770	$2,472	$1,684	$788

CNH Industrial recorded amortization expense of $27 million and $29 million for the three months ended June 30, 2019 and 2018, respectively, and $54 million and $57 million for the six months ended June 30, 2019 and 2018, respectively.